Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
(In Thousands of Dollars)	2012	2011
Beginning balance	$40,477	$48,510
New loans	39,074	46,283
Repayments	(43,885)	(47,972)
Deletion of Directors	(896)	(6,344)
Ending balance	$34,770	$40,477